Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Other Investment Abstract
Disclosure of detailed information about other investments [Table Text Block]
	2023	2022
	$	$
Fair value through profit or loss (warrants and convertible instruments)
Balance - January 1	24,217	47,981
Acquisitions	-	4,438
Disposal	(5,000)	-
Exercise of warrants	-	(80)
Interest capitalized (i)	2,888	-
Change in fair value (i)	(13,156)	(17,236)
Acquisition of Tintic by Osisko Development (Note 29)	-	(10,827)
Foreign exchange revaluation impact	-	50
Investments held by Osisko Development and deconsolidated on September 30, 2022 (Note 29)	-	(109)
Balance - December 31	8,949	24,217

Subtotal reported to next page	8,949	24,217
	2023	2022
	$	$

Subtotal from previous page	8,949	24,217

Fair value through other comprehensive income (common shares)
Balance - January 1	18,337	94,231
Acquisitions (Note 12)	53,008	5,260
Transfer from associates (Note 10)	7,159	15,343
Change in fair value	5,915	(43,486)
Disposals	(28)	(21,634)
Foreign exchange revaluation impact	(315)	-
Investments held by Osisko Development deconsolidated on September 30, 2022 (Note 29)	-	(31,377)
Balance - December 31	84,076	18,337

Amortized cost (notes)
Balance - January 1	30,950	26,798
Acquisitions	-	5,175
Repayments	-	(2,960)
Allowance for expected credit loss and write-offs (ii)	(30,615)	-
Foreign exchange revaluation impact	(335)	1,937
Balance - December 31	-	30,950
Total	93,025	73,504